Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	$ 754,078	$ 478,263	$ 371,492
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	1	3
Share repurchase, amount		(139)
Share-based compensation	90,392	121,087	50,605
Issuance of ordinary shares in connection with business acquisitions, amount		7,864
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	1,833,657
Issuance of ordinary shares in connection with exercise of options, amount	15,066	19,071	6,965
Disposal of noncontrolling interest in subsidiaries		(544)	(544)
Acquisition of additional equity interests in subsidiaries	(947)
Net income	216,163	97,849	46,471
Other comprehensive income (loss)	(33,086)	11,104	2,849
Ending Balance, amount	1,142,268	754,078	478,263
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	736,893
Net income	222,768	99,652	46,746
Other comprehensive income (loss)	(32,152)	11,266	2,851
Ending Balance, amount	1,028,598	736,893
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	188,890,921	184,157,097	179,029,251
Beginning Balance, amount	189	184	179
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	2,691,753	561,517	3,512,394
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	1	3
Share repurchase, shares (in shares)		(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)		204,466
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	1,833,657	3,982,385	1,615,452
Issuance of ordinary shares in connection with exercise of options, amount	2	4	2
Ending Balance, shares (in shares)	193,416,331	188,890,921	184,157,097
Ending Balance, amount	193	189	184
Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares (in shares)	188,890,921	184,157,097	179,029,251
Beginning Balance, amount	189	184	179
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)	2,691,753	561,517	3,512,394
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	1	3
Share repurchase, shares (in shares)		(14,544)
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)		204,466
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	1,833,657	3,982,385	1,615,452
Issuance of ordinary shares in connection with exercise of options, amount	2	4	2
Ending Balance, shares (in shares)	193,416,331	188,890,921	184,157,097
Ending Balance, amount	193	189	184
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase, amount		(139)
Ending Balance, amount	(139)	(139)
Treasury Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase, amount		(139)
Ending Balance, amount	(139)	(139)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	568,675	420,662	363,021
Share-based compensation	90,392	121,087	50,605
Issuance of ordinary shares in connection with business acquisitions, amount		7,864
Issuance of ordinary shares in connection with exercise of options, amount	15,064	19,067	6,963
Disposal of noncontrolling interest in subsidiaries		(5)	73
Acquisition of additional equity interests in subsidiaries	(4,371)
Ending Balance, amount	669,760	568,675	420,662
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	568,675	420,662	363,021
Share-based compensation	90,392	121,087	50,605
Issuance of ordinary shares in connection with business acquisitions, amount		7,864
Issuance of ordinary shares in connection with exercise of options, amount	15,064	19,067	6,963
Disposal of noncontrolling interest in subsidiaries		(5)	73
Acquisition of additional equity interests in subsidiaries	(4,371)
Ending Balance, amount	669,760	568,675	420,662
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	20,380	9,114	6,263
Other comprehensive income (loss)	(32,152)	11,266	2,851
Ending Balance, amount	(11,772)	20,380	9,114
Accumulated other comprehensive income (loss) [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	20,380	9,114	6,263
Other comprehensive income (loss)	(32,152)	11,266	2,851
Ending Balance, amount	(11,772)	20,380	9,114
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	119,639	32,061	(4,277)
Net income	222,768	99,652	46,746
Ending Balance, amount	321,123	119,639	32,061
(Accumulated deficit) retained earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	147,788	48,136	1,390
Net income	222,768	99,652	46,746
Ending Balance, amount	370,556	147,788	48,136
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	736,893	478,096	370,853
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	1	3
Share repurchase, amount		(139)
Share-based compensation	90,392	121,087	50,605
Issuance of ordinary shares in connection with business acquisitions, amount		7,864
Issuance of ordinary shares in connection with exercise of options, amount	15,066	19,071	6,965
Disposal of noncontrolling interest in subsidiaries		(5)	73
Acquisition of additional equity interests in subsidiaries	(4,371)
Net income	222,768	99,652	46,746
Other comprehensive income (loss)	(32,152)	11,266	2,851
Ending Balance, amount	1,028,598	736,893	478,096
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, amount	736,893	478,096	370,853
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	1	3
Share repurchase, amount		(139)
Share-based compensation	90,392	121,087	50,605
Issuance of ordinary shares in connection with business acquisitions, amount		7,864
Issuance of ordinary shares in connection with exercise of options, amount	15,066	19,071	6,965
Disposal of noncontrolling interest in subsidiaries		(5)	73
Acquisition of additional equity interests in subsidiaries	(4,371)
Net income	222,768	99,652	46,746
Other comprehensive income (loss)	(32,152)	11,266	2,851
Ending Balance, amount	$ 1,028,598	$ 736,893	$ 478,096